Financial risk management	12 Months Ended
Dec. 31, 2017
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Financial risk management

22. Financial risk management

Overview

The Group is exposed to financial risks that arise in relation to underlying business activities. These risks include: foreign exchange risk, liquidity risk, interest rate risk, credit risk and capital risk. There are Board approved policies in place to manage these risks. Treasury activities to manage these risks may include money market investments, repurchase agreements, spot and forward foreign exchange instruments, currency swaps, interest rate swaps and forward rate agreements.

Foreign exchange risk

The US dollar is the predominant currency of the Group’s revenue and cash flows. Movements in foreign exchange rates can affect the Group’s reported profit, net liabilities and interest cover. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s reported debt has an exposure to borrowings held in pounds sterling.

Foreign exchange hedging

From time to time, the Group hedges a portion of forecast foreign currency income by taking out forward exchange contracts. The designated risk is the spot foreign exchange risk. There were no such contracts in place at either 31 December 2017 or 31 December 2016.

The Group also uses short-dated foreign exchange swaps to manage sterling surplus cash and reduce US dollar borrowings whilst maintaining operational flexibility. At 31 December 2017, the Group held short-dated foreign exchange swaps with principals of $30m (2016: $120m).

The fair value of these derivative financial instruments at 31 December 2017 was $nil (2016: $3m liability).

Hedge of net investment in foreign operations

Wherever possible, the Group matches the currency of its debt (either directly or via derivatives) to the currency of its net assets, whilst maximising the amount of US dollars borrowed to reflect the predominant trading currency. However US dollars are only borrowed to the extent that hedge accounting can be achieved.

The Group designates certain foreign currency bank borrowings and currency derivatives as net investment hedges of foreign operations. The designated risk is the spot foreign exchange risk for loans and short-dated derivatives. The interest on these financial instruments is taken through financial income or expense.

The maximum amount of foreign exchange derivatives held during the year as net investment hedges and measured at calendar quarter ends were short-dated foreign exchange swaps with principals of $160m (2016: $325m).

Hedge effectiveness is measured at calendar quarter ends. No ineffectiveness arose in respect of the Group’s net investment hedges during the current or prior year.

22. Financial risk management continued

Interest rate risk

The Group is exposed to interest rate risk in relation to its fixed and floating rate borrowings. The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months. With the exception of overdrafts, 86% of borrowings were fixed rate debt at 31 December 2017 (2016: 93%).

Interest rate hedging

If required, the Group uses interest rate swaps to manage the exposure. The Group designates interest rate swaps as cash flow hedges. No interest rate swaps were used during 2017, 2016 or 2015.

Interest and foreign exchange risk sensitivities

The following table shows the impact of a general strengthening in the US dollar against sterling and euro on the Group’s profit before tax and net liabilities, and the impact of a rise in US dollar, euro and sterling interest rates on the Group’s profit before tax.

		2017 $m	2016 $m	2015 $m
Increase/(decrease) in profit before tax
Sterling: US dollar exchange rate	5¢ fall	4.0	5.2	4.8
Euro: US dollar exchange rate	5¢ fall	(2.1)	(2.2)	(1.9)
US dollar interest rates	1% increase	(2.9)	(1.8)	(0.9)
Sterling interest rates	1% increase	0.3	1.3	7.9
Decrease/(increase) in net liabilities
Sterling: US dollar exchange rate	5¢ fall	44.1	47.2	23.7
Euro: US dollar exchange rate	5¢ fall	(4.1)	(5.5)	(7.6)

The impact of a weakening in the US dollar or a fall in interest rates would be the reverse of the above values.

Interest rate sensitivities are calculated based on the year-end net debt position.

Liquidity risk

The Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations.

Cash and cash equivalents is held in short-term deposits and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $3m (2016: $3m) is held in countries where repatriation is restricted as a result of foreign exchange regulations.

Medium and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note 20. Short-term borrowing requirements may be met from drawings under uncommitted overdrafts and facilities.

The Syndicated and Bilateral Facilities contain two financial covenants: interest cover and net debt divided by earnings before interest, tax, depreciation and amortisation (EBITDA). The Group has been in compliance with all of the financial covenants in its loan documents throughout the year and expects to continue to have significant headroom for the foreseeable future.

The following are the undiscounted contractual cash flows of financial liabilities, including interest payments:

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2017
Non-derivative financial liabilities:
Bank overdrafts	110	—	—	—	110
Unsecured bank loans	264	—	—	—	264
£400m 3.875% bonds 2022	21	21	601	—	643
£300m 3.75% bonds 2025	15	15	46	445	521
£350m 2.125% bonds 2026	10	10	30	510	560
Finance lease obligations	16	16	51	3,234	3,317
Trade and other payables, excluding deferred revenue	719	138	189	176	1,222
Provisions	3	5	—	—	8

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2016
Non-derivative financial liabilities:
Bank overdrafts	89	—	—	—	89
Unsecured bank loans	110	—	—	—	110
£400m 3.875% bonds 2022	19	19	57	510	605
£300m 3.75% bonds 2025	14	14	42	419	489
£350m 2.125% bonds 2026	9	9	28	473	519
Finance lease obligations	17	16	48	3,252	3,333
Trade and other payables, excluding deferred revenue	644	173	210	192	1,219
Provisions	3	5	—	—	8
Derivative financial liabilities:
Forward foreign exchange contracts	3	—	—	—	3

Trade and other payables above includes the cash flows relating to the future redemption liability of the Group’s loyalty programme. The repayment profile has been determined by actuaries based on expected redemption profiles and could in reality be different from expectations.

Credit risk

Credit risk on treasury transactions is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a BBB credit rating or better or those providing adequate security. The Group uses long-term credit ratings from Standard and Poor’s, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.

In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.

The Group trades only with recognised, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures.

In respect of credit risk arising from financial assets, the Group’s exposure to credit risk arises from default of the counterparty, with a maximum exposure equal to the carrying amount of these instruments.

The carrying amount of financial assets represents the maximum exposure to credit risk.

	Note	2017 $m	2016 $m
Cash and cash equivalents	17	168	206
Equity securities available-for-sale	15	127	156
Loans and receivables:
Other financial assets	15	117	112
Trade and other receivables, excluding prepayments	16	477	403

		889	877

Capital risk management

The Group manages its capital to ensure that it will be able to continue as a going concern. The capital structure consists of net debt, issued share capital and reserves totalling $993m at 31 December 2017 (2016: $739m). The structure is managed to maintain an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, whilst maintaining maximum operational flexibility. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed. Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders. The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by EBITDA, with the objective of maintaining an investment grade credit rating.